(Loss) Earnings Per Share - Basic and Diluted (Loss) Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (Loss) Income	$ (129,144)	$ (21,365)	$ 98,198	$ 106,839	$ (150,509)	$ 205,037
Weighted average number of common shares – basic (in shares)	33,763,367		33,727,978		33,753,599	33,698,972
Dilutive effect of stock-based awards (in shares)	0		250,752		0	263,539
Weighted average number of common shares – diluted (in shares)	33,763,367		33,978,730		33,753,599	33,962,511
(Loss) earnings per common share:
– Basic (usd per share)	$ (3.83)		$ 2.91		$ (4.46)	$ 6.08
– Diluted (usd per share)	$ (3.83)		$ 2.89		$ (4.46)	$ 6.04